QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS	12 Months Ended
Dec. 31, 2024
Qualitative and quantitative information on financial risks [Abstract]
QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS
30. QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS
The Group is exposed to the following financial risks connected with its operations:
•Financial market risk — Principally relating to foreign currency exchange rates and to a lesser extent, interest rates and commodity prices), as the Group operates internationally in different currencies;
•Liquidity risk — With particular reference to the availability of funds and access to the credit markets, should the Group require them, and to financial instruments in general;
•Credit risk — Arises from normal commercial relations with dealers, sponsors, licensees and final clients, as well as the Group’s financing activities.
These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason the Group identifies and monitors these risks, in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through the Group’s operating and financing activities and if required, through the use of derivative financial instruments.

The following section provides qualitative and quantitative disclosures on the effect that these risks may have upon the Group. The quantitative data reported in the following section does not have any predictive value. In particular, the sensitivity analysis on financial market risks does not reflect the complexity of the market or the reaction which may result from any changes that are assumed to take place.

Financial market risks

Due to the nature of the Group’s business, the Group is exposed to a variety of market risks, including foreign currency exchange rate risk and to a lesser extent, interest rate risk and commodity price risk.

The Group’s exposure to foreign currency exchange rate risk arises from the geographic distribution of the Group’s shipments, as the Group generally sells its models in the currencies of the various markets in which the Group operates, while the Group’s industrial activities are all based in Italy, and primarily denominated in Euro.

The Group’s exposure to interest rate risk arises from the need to fund certain activities and the necessity to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/(loss), thereby indirectly affecting the costs and returns of financing and investing transactions.

The Group has in place various risk management policies, which primarily relate to foreign exchange and commodity price, interest rate and liquidity risks. The Group’s risk management policies permit derivatives to be used for managing such risk exposures at risk. Counterparties to these agreements are major financial institutions. Derivative financial instruments can only be executed for hedging purposes.

In particular, the Group used derivative financial instruments as cash flow hedges primarily for the purpose of limiting the negative impact of foreign currency exchange rate fluctuations on forecasted transactions denominated in foreign currencies. Accordingly, as a result of applying risk management policies with respect to foreign currency exchange exposure, the Group’s results of operations have not been fully exposed to fluctuations in foreign currency exchange rates. However, despite these risk management policies and hedging transactions, sudden adverse movements in foreign currency exchange rates could have a significant effect on the Group’s earnings and cash flows.
The Group also enters into interest rate caps as required by certain of its securitization agreements.

Information on the fair value of derivative financial instruments held is provided in Note 19.

Information on foreign currency exchange rate risk

The Group is exposed to risks resulting from changes in foreign currency exchange rates, which can affect its earnings and equity. In particular:

•Where a Group company incurs costs in a currency different from that of its revenues, any change in foreign currency exchange rates can affect the operating results of that company. In 2024, the total trade flows exposed to foreign currency exchange rate risk amounted to the equivalent of 59 percent of the Group’s net revenues (60 percent in 2023 and 65 percent in 2022).
•The main foreign currency exchange rate to which the Group is exposed is the Euro/U.S. Dollar for sales in U.S. Dollar in the United States and other markets where the U.S. Dollar is the reference currency. In 2024, the value of commercial activities exposed to fluctuations in the Euro/U.S. Dollar exchange rate accounted for approximately 61 percent (57 percent in 2023 and 52 percent in 2022) of the total currency risk from commercial activities. In 2024 the commercial activities exposed to the Euro/Japanese Yen exchange rate exceeded 10 percent (in 2023 and 2022 the Euro/Chinese Renmimbi exchange rate and the Euro/Japanese Yen exchange rate exceeded 10 percent) of the total currency risk from commercial activities. Other significant exposures included the exchange rate between the Euro and the following currencies: Chinese Renmimbi, Pound Sterling, Swiss Franc, Canadian Dollar and Australian Dollar. None of these exposures, taken individually, exceeded 10 percent of the Group’s total foreign currency exchange rate exposure for commercial activities in 2024, 2023 and 2022 (apart from Chinese Renmimbi in 2023 and 2022).
•Several subsidiaries are located in countries that are outside the Eurozone, in particular the United States, Japan, China, and Australia. As the Group’s reporting currency is the Euro, the income statements of those companies are translated into Euro using the average exchange rate for the period and, even if revenues and margins are unchanged in local currency, changes in exchange rates can impact the amount of revenues, costs and profit as translated into Euro.
•The amount of assets and liabilities of consolidated companies that report in a currency other than the Euro may vary from period to period as a result of changes in exchange rates. The effects of these changes are recognized directly in equity as a component of other comprehensive income/(loss) under gains/(losses) from currency translation differences.

Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements, are recognized in the consolidated income statement within financial income or financial expenses or as cost of sales for charges arising from financial services companies.

It is the Group’s policy to use derivative financial instruments (primarily forward currency contracts and currency options) to hedge up to 90 percent of the principal exposures to foreign currency transaction exchange risk, typically for a period of up to twelve months.

The Group monitors its principal exposure to foreign currency translation exchange risk, although the Group did not engage in any specific hedging activities in relation to translation exchange risk for the periods presented.

The impact of foreign currency exchange rate differences recorded within financial income or financial expenses for the year ended December 31, 2024, including the costs of hedging foreign currency exchange rate risk, amounted to net losses of €7,035 thousand (net losses of €20,197 thousand and €25,923 thousand for the years ended December 31, 2023 and 2022, respectively).

All of the Group’s financial services activities are conducted in the functional currencies of the related financial services companies, therefore the impact of foreign currency exchange rate differences arising from financial services activities was zero in all periods presented.
Except as noted above, there have been no substantial changes in 2024 in the nature or structure of exposure to foreign currency exchange rate risks or in the Group’s hedging policies.

The potential decrease in fair value of derivative financial instruments held by the Group at December 31, 2024 to hedge against foreign currency exchange rate risks, which would arise in the case of a hypothetical, immediate and adverse change of 10 percent in the exchange rates of the major foreign currencies with the Euro, would be approximately €171,437 thousand (€191,355 thousand at December 31, 2023). Receivables, payables and future trade flows for which hedges have been put in place were not included in the analysis. It is reasonable to assume that changes in foreign currency exchange rates will produce the opposite effect, of an equal or greater amount, on the underlying transactions that have been hedged. The sensitivity analysis is based on currency hedging in place at the end of the period, which can vary during the period and assumes unchanged market conditions other than exchange rates, such as volatility and interest rates. For this reason, it is purely indicative.

Information on interest rate risk

The Group’s exposure to interest rate risk, though less significant, arises from the need to fund financial services activities and the necessity to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/(loss), thereby indirectly affecting the costs and returns of financing and investing transactions.

The Group’s most significant floating rate financial assets at December 31, 2024 were cash and cash equivalents and certain receivables from client financing activities, while 48 percent of the Group’s gross debt bears floating rates of interest (58 percent at December 31, 2023). At December 31, 2024, a decrease of 25 basis points in interest rates on floating rate financial assets and debt, with all other variables held constant, would have resulted in a decrease in profit before taxes of €648 thousand on an annual basis (a decrease of €565 thousand at December 31, 2023 for an increase of 25 basis points in interest rates). The analysis is based on the assumption that floating rate financial assets and debt which expire during the projected 12-month period will be renewed or reinvested in similar instruments, bearing the hypothetical short-term interest rates.

Information on commodity price risk

The Group’s exposure to commodity price risk, though much less significant than foreign exchange rate risk and interest rate risk, arises from the need to use a variety of raw materials in the Group’s operations, including aluminum and precious metals such as palladium and rhodium. The Group monitors its exposure to commodity price risk and may hedge a portion of such exposure through derivative financial instruments (primarily commodity swaps).

Liquidity risk

Liquidity risk arises if the Group is unable to obtain the funds needed to carry out its operations and meet its obligations. The main determinant of the Group’s liquidity position is the cash generated by or used in operating and investing activities.

From an operating point of view, the Group manages liquidity risk by monitoring cash flows and keeping an adequate level of funds readily available. The main funding operations and investments in cash and marketable securities of the Group are centrally managed or supervised by the treasury department with the aim of ensuring effective and efficient management of the Group’s liquidity. The Group has established various policies which are managed or supervised centrally by the treasury department with the purpose of optimizing the management of funds and reducing liquidity risk which include:

•centralizing liquidity management through the use of cash pooling arrangements;
•maintaining a conservative level of available liquidity;
•obtaining adequate credit lines and diversifying sources of funding;
•maintaining a portfolio of high-quality liquid assets;
•monitoring future liquidity requirements on the basis of business planning.
Intercompany financing between Group entities is not restricted other than through the application of covenants requiring that transactions with related parties be conducted at arm’s length terms.

Details on the maturity profile of the Group’s financial assets and liabilities and on the structure of derivative financial instruments are provided in Notes 19 and 24. Details of the repayment of derivative financial instruments are provided in Note 19.

To preventively and prudently manage potential liquidity or refinancing risks in the foreseeable future, the Group has secured available undrawn committed credit lines, which amounted to €550 million and €600 million at December 31, 2024 and 2023 respectively.

The Group believes that its total available liquidity (defined as cash and cash equivalents plus undrawn committed credit lines), in addition to funds that will be generated from operating activities, will enable Ferrari to appropriately and adequately satisfy the requirements of its operational activities, including working capital needs, and its investing activities, as well as to fulfill its obligations to repay its debts and ensure an appropriate level of strategic and operational flexibility. The Group therefore believes there is no significant risk of a lack of liquidity.

Credit risk

Credit risk is the risk of economic loss arising from the failure to fully collect receivables. Credit risk encompasses the direct risk of default and the risk of a deterioration of the creditworthiness of the counterparty.

The maximum credit risk to which the Group is theoretically exposed at December 31, 2024 is represented by the carrying amounts of the financial assets presented in the consolidated statement of financial position sheet and the nominal value of the guarantees provided.

Dealers, clients and, in general, Ferrari’s business partners are subject to a specific evaluation of their creditworthiness. Additionally, it is Group practice to obtain financial guarantees against risks associated with credit granted for the purchase of cars and parts, as well as certain sponsorships and licensees. These guarantees are further strengthened, where possible, by retaining title on cars subject to financing agreements.

Credit positions of material significance are evaluated on an individual basis. Where objective evidence exists that they are uncollectible, in whole or in part, specific write-downs are recognized. The amount of the write-down is based on an estimate of the recoverable cash flows, the timing of those cash flows, the cost of recovery and the fair value of any guarantees received.

Receivables from financing activities relate entirely to the financial services portfolio in the United States and such receivables are generally secured on the titles of cars or other guarantees. Receivables from financing activities amounting to €1,661,632 thousand at December 31, 2024 (€1,451,158 thousand at December 31, 2023) are shown net of the allowance for doubtful accounts amounting to €16,547 thousand (€11,165 thousand at December 31, 2023). After considering the allowance for doubtful accounts, €107,203 thousand of receivables were overdue (€82,029 thousand at December 31, 2023), where receivables are considered overdue if a counterparty has failed to make at least one contractual payment by the respective due date. Therefore, overdue receivables represent a minor portion of receivables from financing activities.

Trade receivables amounting to €349,176 thousand at December 31, 2024 (€261,380 thousand at December 31, 2023) are shown net of the allowance for doubtful accounts amounting to €33,376 thousand (€25,418 thousand at December 31, 2023). After considering the allowance for doubtful accounts, €47,151 thousand of receivables were overdue (€35,935 thousand at December 31, 2023).

The Group’s cash and cash equivalents are held on bank and deposit accounts with primary financial institutions and highly rated money market funds. It is the Ferrari Group’s policy to continuously monitor counterparty risk and limit concentration of bank and deposit accounts to a maximum of 25% of the total with a single financial counterpart. With specific reference to money market funds, the invested amounts in any specific fund must not exceed 10% of the par value of such. The Group considers its credit risk with respect to its cash and cash equivalents to be low considering that they are held with primary financial institutions and the maximum exposure with any one counterparty is limited.
Cash flow forecasting is performed by the Group on a recurring basis. The Group monitors a rolling forecast of its liquidity requirements to ensure an adequate cash balance to meet operational needs and maintain adequate headroom. Cash held by the businesses over and above balances required for working capital management is loaned to the Group’s centralized treasury department. Cash is invested in instant-access current accounts, short-term deposits and money market funds, choosing instruments with appropriate maturities to provide adequate headroom as determined by cash forecasts. In accordance to Group liquidity risk management policy, the Group controls counterparties’ credit risk and credit limit utilization. It adopts a conservative approach to the investment of its cash which is deposited with financial institutions with high credit standing.

The following table presents information relating to the short term credit rating of the Group’s cash and cash equivalents:

	At December 31,
	2024	2023
P-1 / A-1 / Aaa-mf / AAAm (1)	36%	6%
P-2 / A-2	59%	92%
P-3 / A-3 / Not rated	5%	2%
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(1)Aaa-mf (Moody’s) /AAAm (S&P Global Ratings) refer to money market funds. P-ratings (Moody’s) and A-ratings (S&P Global Ratings) refer to the short-term rating of the financial institutions with whom the Group deposits cash in current accounts or other short-term instruments.